REGULATORY FRAMEWORK - Spectrum (Details) $ in Millions			12 Months Ended
	Oct. 24, 2023 item	Feb. 27, 2018	Dec. 31, 2023 ARS ($)	Nov. 30, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Regulatory framework
Usage period of the auctioned frequency bands		15 years
Intangible assets			$ 906,426		$ 793,489
Minimum cash reserve rate of customer fund deposit			100.00%
Gross carrying value
Regulatory framework
Intangible assets			$ 1,417,079		$ 1,228,679	$ 1,271,020
5G licenses | 285/2023
Regulatory framework
Base price of each lot			350
Spectrum price				$ 350
5G licenses | 285/2023 | Gross carrying value
Regulatory framework
Intangible assets			$ 173,373
5G licenses | 285/2023 | Minimum
Regulatory framework
Frequency band awarded | item	3,400
5G licenses | 285/2023 | Maximum
Regulatory framework
Frequency band awarded | item	3,500